Warrants - Warrant derivative liability (Q1) (Details) - $ / shares								1 Months Ended				3 Months Ended		8 Months Ended	12 Months Ended
	Nov. 30, 2020	Jul. 20, 2020	Jun. 24, 2020	Mar. 17, 2020	Dec. 19, 2019	Nov. 04, 2019	May 06, 2019	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	May 31, 2019	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Warrants acquired (in shares)							712,823				712,823
Warrants acquired (in dollars per share)							$ 3.90				$ 3.90
Issued (in shares)	400,000	200,000	1,000,000	1,003,232	937,500	11,000			570,258	1,990,624		3,288,400		17,414,030	49,928,469
Warrants, exercise price (in dollars per share)	$ 1.00	$ 1.05	$ 1.25	$ 1.62	$ 5.00	$ 5.00			$ 0.65	$ 0.75
Warrants, modified exercise price (in dollars per share)			$ 4.25	$ 1.62					$ 0.65	$ 0.75
Warrants exercised (in shares)												1,839,275	1,687,690	1,144,999	1,937,690
Warrants expired (in shares)								2,512,321				76,926			5,470,655